Accounting Pronouncements (Details) - Subsequent Event $ in Millions	Jan. 01, 2018 USD ($)
ASU 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lease liability	$ 43.4
Cumulative right-of-use asset	44.0
Difference between Revenue Guidance in Effect before and after Topic 606 | ASU 2014-09 | Revenue from time-charter contracts with fixed annual increases to be recognized on smoothed basis over time-charter term
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect adjustment	1.6
Difference between Revenue Guidance in Effect before and after Topic 606 | ASU 2014-09 | Time-charters with termination fee if contract is not extended past contract term, non-lease portion to be recognized over contract term
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect adjustment	$ 6.1